SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Assets [Abstract]
Cash and cash equivalents, Carrying Value	$ 13,635	$ 11,511	$ 16,540
Available-for-sale securities, Carrying Value	159	247
Held-to-maturity securities, Carrying Value	6,423	9,018
Loans held for sale, Carrying Value	100	0
Loans receivable - net, Carrying Value	243,815	246,788
Federal Home Loan Bank stock, Carrying Value	6,482	6,482
Accrued interest receivable, Carrying Value	725	891
Cash and Cash Equivalents, Fair Value	13,635	11,511
Available For Sale Securities Fair Value	159	247
Held-To-Maturity Securities, Fair Value	6,534	9,195
Loans Held-for-sale, Fair Value	101	0
Loans receivable - net, Fair Value	248,265	253,780
Accrued interest receivable, Fair Value	725	891
Financial liabilities
Deposits, Carrying Value	199,701	213,142
Federal Home Loan Bank advances, Carrying Value	26,635	17,200
Advances by borrowers for taxes and insurance, Carrying Value	699	616
Accrued interest payable, Carrying Value	32	32
Deposits, Fair Value	199,907	213,244
Federal Home Loan Bank advances, Fair Value	27,265	18,303
Advances by borrowers for taxes and insurance, Fair Value	699	616
Accrued interest payable, Fair Value	32	32
Fair Value, Inputs, Level 1 [Member]
Assets [Abstract]
Available-for-sale securities, Carrying Value	0	0
Cash and Cash Equivalents, Fair Value	13,635	11,511
Financial liabilities
Deposits, Fair Value	83,603	88,854
Fair Value, Inputs, Level 2 [Member]
Assets [Abstract]
Available-for-sale securities, Carrying Value	159	247
Available For Sale Securities Fair Value	159	247
Held-To-Maturity Securities, Fair Value	6,534	9,195
Loans Held-for-sale, Fair Value	101	0
Accrued interest receivable, Fair Value	27	891
Financial liabilities
Deposits, Fair Value	116,304	124,390
Federal Home Loan Bank advances, Fair Value	27,265	18,303
Advances by borrowers for taxes and insurance, Fair Value	699	616
Accrued interest payable, Fair Value	32	32
Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Available-for-sale securities, Carrying Value	0	0
Loans receivable - net, Fair Value	248,265	$ 253,780
Accrued interest receivable, Fair Value	$ 698